FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents (Note 4)	$ 7,517	$ 1,454	$ 4,564	$ 2,203
Long-term pledged deposits	120
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents (Note 4)	6,000	18
Long-term pledged deposits	120	0
Financial assets	$ 6,120	$ 18